ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
	As of December 31,
	2013				2014
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
TV program license	$6,372	$(1,903)	$(4,469)	$-	$6,217	$(1,857)	$(4,360)	$-
Audio-vision programming and broadcasting qualification	229	(39)	(190)	-	224	(38)	(186)	-
Customer relationships	1,553	(1,490)	(63)	-	1,516	(1,454)	(62)	-
Contract backlog	2,035	(2,003)	(32)	-	1,986	(1,955)	(31)	-
Concession agreements	17,337	(10,633)	(5,258)	1,446	11,932	(6,625)	(4,500)	807
Non-compete agreements	194	(184)	(10)	-	190	(180)	(10)	-
	$27,720	$(16,252)	$(10,022)	$1,446	$22,065	$(12,109)	$(9,149)	$807